Finance Lease Liabilities	12 Months Ended
Jun. 30, 2024
Finance Lease Liabilities [Abstract]
FINANCE LEASE LIABILITIES

NOTE 15 – FINANCE LEASE LIABILITIES

Financing lease liabilities as of June 30, 2024 and 2023 consisted of the following:

	2023	Increase/ (Decrease)	Payment	Exchange rate translation	2024
Company vehicles	$168,878	$(171,269)	$-	$2,391	$-
Add: Unrecognized finance expense	171,401	(174,226)	-	2,825	-
Total financing lease liabilities	$340,279	$(345,495)	$-	$5,216	$-

Analyzed for reporting purposes as:

	2024	2023
Long-term portion of finance lease liabilities	$-	$282,015
Current maturities of finance lease liabilities	-	58,264
Total	$-	$340,279

The lease agreement was entered into on September 11, 2017, bears interest at about 4.9% and will be matured on December 31, 2027. On July 1, 2023, the Company terminated the finance lease contract for vehicles with the lessor.

For the years ended June 30, 2024, 2023 and 2022, the amortization expense of financial lease right-of-use assets were $Nil, $166,072 and $185,583, respectively. For the years ended June 30, 2024, 2023 and 2022, the interest expense for financial lease were $Nil, $15,614 and $26,068, respectively.